Accounts receivable, net - Allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance at beginning of the year	¥ 10,701	¥ 7,107	¥ 4,396
Additions	1,033	6,248	2,775
Charge-off		(2,903)	(64)
Balance at end of the year	11,734	10,701	¥ 7,107
Impact of Adoption of ASC 326
Balance at beginning of the year	¥ 249
Balance at end of the year		¥ 249